Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at June 30, 2025:

	Bank Loan	Loan Payable	Project Financing	Government Loans	Lease Obligations (Note 10)	Total

Balance at December 31, 2024	$32	$269	$167	$273	$452	$1,193

Changes from financing activities:
Repayment of bank loan	(18)	-	-	-	-	(18)
Repayment of loan payable	-	(47)	-	-	-	(47)
Payment of lease obligations	-	-	-	-	(172)	(172)
Repayment of government loans	-	-	-	(78)	-	(78)

Total changes from financing activities	(18)	(47)	-	(78)	(172)	(315)

Foreign exchange	2	-	9	(8)	-	3

Other changes:
Financing costs	1	15	-	6	23	45
Interest paid	(1)	(15)	-	(3)	(23)	(42)
New leases (Note 6)	-	-	-	-	58	58
Adjustment (Note 6)	-	-	-	-	(46)	(46)

Balance at June 30, 2025	$16	$222	$176	$190	$292	$896

Schedule of loan payable
	June 30,	December 31,
	2025	2024
Loan payable	$222	$269

	222	269

Less current portion	(103)	(97)
Long-term portion of loan payable	$119	$172

Schedule of government loans
	June 30,	December 31,
	2025	2024

SBA loan	$143	$144
Western Development Canada loan	57	129

	200	273

Less current portion	(61)	(132)

Long-term portion of government loans	$139	$141